Form 5500, Schedule H, Part IV, Line 4a - Schedule of Delinquent Participant Contributions (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Contributions Corrected Outside VFCP	$ 89.29